EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Consolidated Other Comprehensive Income (OCI) (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Balance	$ 29,554,348	$ 25,871,227	$ 24,659,222
Balance	33,348,269	29,554,348	25,871,227
Accumulated other comprehensive income including non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	1,248,772	1,354,510	1,279,140
Change in accounting policy		104,013
Current period change	701,730	(209,751)	75,370
Balance	1,950,502	1,248,772	1,354,510
Accumulated other comprehensive income attributable to non-controlling interests
Disclosure of analysis of other comprehensive income by item [line items]
Balance	551,999	567,644	529,523
Change in accounting policy		58,180
Current period change	305,056	(73,825)	38,121
Balance	857,055	551,999	567,644
Accumulated other comprehensive income [member]
Disclosure of analysis of other comprehensive income by item [line items]
Balance	696,773	786,866	749,617
Change in accounting policy		45,833
Current period change	396,674	(135,926)	37,249
Balance	$ 1,093,447	$ 696,773	$ 786,866